Income Taxes (Details) - Schedule of Income Tax Benefit ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax Benefit [Abstract]
Current tax expense	¥ 5,142		¥ 50
Deferred tax benefit			(19)
Total	¥ 5,142	$ 708	¥ 31